Related Party Disclosures	6 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
RELATED PARTY DISCLOSURES

NOTE 12: RELATED PARTY DISCLOSURES

Directors’ holdings in securities

31 December 2022	Options No.	Ordinary Shares No.
Mr Troy Valentine	2,800,000	36,651,198
Mr Peter Widdows	-	16,573,685
Mr Robert Clark	5,000,000	-
Dr George Anastassov	-	66,972,077
Mr Joel Latham	10,100,000	23,748,414

31 December 2021	Options No.	Ordinary Shares No.
Mr Troy Valentine	-	33,851,198
Mr Peter Widdows	-	16,573,685
Dr Sud Agarwal	-	107,303,093
Mr Joel Latham	4,500,000	18,148,414